FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: June 30, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.




Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2005
                                   (unaudited)



                                                                                              Rating
              Face                                                                            Moody's/
             Amount       State of Oregon General Obligation Bonds (61.0%)                     S&P               Value        (a)

                          Bend, Oregon Transportation Highway System
                          (MBIA Corporation Insured)
 $            1,135,000   5.300%, 09/01/17                                                    Aaa/NR   $       1,236,094

                          Benton and Linn Counties Oregon School
                          District #509J (Financial Security Assurance
                          Insured)
              4,670,000   5.000%, 06/01/21                                                    Aaa/NR           5,042,666

                          Chemeketa, Oregon Community College District
                          (Financial Guaranty Insurance Corporation Insured)
              1,385,000   5.500%, 06/01/14                                                    Aaa/AAA          1,603,304

                          Clackamas County, Oregon School District
                               #007J (Lake Oswego)
              1,340,000   5.375%, 06/01/13                                                    Aa2/NR           1,484,197

                          Clackamas County, Oregon School District #12
                          (North Clackamas)  (Financial Security Assurance
                          Insured)
              9,110,000   5.000%, 06/15/17                                                    Aaa/AAA         10,207,208

                          Clackamas County, Oregon School District
                          #62 (Oregon City) (Financial Security Assurance
                          Insured)
              5,270,000   5.000%, 06/15/16                                                    Aaa/AAA          5,842,427

                          Clackamas County, Oregon School District #62
                          (Oregon City) (State School Bond Guaranty
                          Program)
              1,330,000   5.375%, 06/15/17 pre-refunded                                       Aa3/AA-          1,473,401
              2,055,000   5.500%, 06/15/20 pre-refunded                                       Aa3/AA-          2,288,284

                          Clackamas County, Oregon School District
                          #86 (Canby) (Financial Security Assurance
                          Insured)
              1,500,000   5.000%, 06/15/25                                                    Aaa/AAA          1,620,735

                          Clackamas County, Oregon School District
                          #108 (Estacada) (Financial Security Assurance
                          Insured)
              1,295,000   5.375%, 06/15/17 pre-refunded                                       Aaa/AAA          1,451,488
              2,000,000   5.000%, 06/15/25 pre-refunded                                       Aaa/AAA          2,201,300

                          Clackamas County, Oregon Tax Allocation
              1,000,000   6.500%, 05/01/20                                                    NR/NR*           1,004,980

                          Clackamas, Oregon Community College District
                          (Financial Guaranty Insurance Corporation
                          Insured)
              3,955,000   5.250%, 06/15/17                                                    Aaa/AAA          4,327,759
              4,310,000   5.250%, 06/15/18                                                    Aaa/AAA          4,694,495

                          Clackamas and Washington Counties, Oregon
                          School District #3J (Financial Guaranty
                          Insurance Corporation Insured)
              2,285,000   5.250%, 06/15/15                                                    Aaa/AAA          2,589,705
              1,620,000   5.000%, 06/01/17 pre-refunded                                       Aaa/AAA          1,689,530

                          Clatsop County, Oregon School District
                          #1 (Astoria) (State School Bond Guaranty
                          Program)
              1,895,000   5.500%, 06/15/19 pre-refunded                                       NR/AA-           2,110,120

                          Columbia County, Oregon School District
                          #502 (Financial Guaranty Insurance
                          Corporation Insured)
              2,070,000   zero coupon, 06/01/15                                               Aaa/AAA          1,395,718

                          Columbia Gorge, Oregon Community College
                          District (MBIA Corporation Insured)
              1,440,000   5.000%, 06/15/22                                                    Aaa/NR           1,564,517

                          Deschutes County, Oregon Administrative
                          School District #1 (Bend-LaPine)
              1,500,000   5.000%, 12/01/17 pre-refunded                                        A1/NR           1,614,420

                          Deschutes County, Oregon Administrative
                          School District #1 (Bend-LaPine) (Financial
                          Security Assurance Insured)
              1,145,000   5.500%, 06/15/14 pre-refunded                                       Aaa/NR           1,291,068
              1,300,000   5.500%, 06/15/16 pre-refunded                                       Aaa/NR           1,465,841
              1,355,000   5.500%, 06/15/18 pre-refunded                                       Aaa/NR           1,527,857
              3,000,000   5.125%, 06/15/21 pre-refunded                                       Aaa/NR           3,322,140

                          Deschutes County, Oregon (Financial
                          Security Assurance Insured)
              2,000,000   5.000%, 12/01/14                                                    Aaa/NR           2,205,060
              1,615,000   5.000%, 12/01/15                                                    Aaa/NR           1,771,736
              2,260,000   5.000%, 12/01/16                                                    Aaa/NR           2,476,237

                          Deschutes County, Oregon School District
                          #6 (Sisters) (Financial Security Assurance
                          Insured)
              1,030,000   5.250%, 06/15/21                                                    Aaa/AAA          1,187,250

                          Deschutes and Jefferson Counties Oregon
                          School District #02J (Redmond) (Financial
                          Guaranty Insurance Corporation Insured)
              1,000,000   5.000%, 06/15/21                                                    Aaa/NR           1,087,070
              2,330,000   zero coupon, 06/15/22                                               Aaa/NR           1,087,248

                          Douglas County, Oregon School District #4
                                   (Roseburg)
                          (State School Bond Guaranty Program)
              1,075,000   5.125%, 12/15/17 pre-refunded                                       Aa3/NR           1,194,583

                          Douglas County, Oregon School District
                          #116 (Winston-Dillard) (State School Bond
                          Guaranty Program)
              1,020,000   5.625%, 06/15/20 pre-refunded                                       NR/AA-           1,141,604

                          Douglas County, Oregon School District
                          #116 (Winston-Dillard) (State School Bond
                          Guaranty Program) (Financial Security
                          Assurance Insured)
                765,000   5.000%, 6/15/16                                                     Aaa/AAA            848,094

                          Eugene, Oregon  (Parks and Open Space)
              1,465,000   5.250%, 02/01/18                                                    Aa2/NR           1,572,165
              1,555,000   5.250%, 02/01/19                                                    Aa2/NR           1,665,483

                                 Gresham, Oregon
                          (Financial Security Assurance Insured)
              1,155,000   5.375%, 06/01/18                                                    Aaa/NR           1,285,249

                          Jackson County, Oregon School District
                          #4 (Phoenix-Talent)
                          (Financial Security Assurance Insured)
              1,490,000   5.500%, 06/15/13 pre-refunded                                       Aaa/AAA          1,680,079
              1,395,000   5.500%, 06/15/18 pre-refunded                                       Aaa/AAA          1,572,960

                          Jackson County, Oregon School District
                          #9 (Eagle Point) (MBIA Corporation Insured)
              2,080,000   5.500%, 06/15/15                                                    Aaa/NR           2,417,210
              1,445,000   5.500%, 06/15/16                                                    Aaa/NR           1,688,613

                          Jackson County, Oregon School District
                                #9 (Eagle Point)
                          (State School Bond Guaranty Program)
              1,120,000   5.625%, 06/15/17 pre-refunded                                       Aa3/NR           1,270,416
              1,880,000   5.000%, 06/15/21 pre-refunded                                       Aa3/NR           2,069,222

                          Jackson County, Oregon School District
                          #549 (Medford) (State School Bond Guaranty
                          Program)
              1,750,000   5.000%, 06/15/12                                                    Aa3/NR           1,926,348

                          Jefferson County, Oregon School District
                          #509J (Financial Guaranty Insurance
                          Corporation Insured)
              1,215,000   5.250%, 06/15/14                                                    Aaa/AAA          1,355,308
              1,025,000   5.250%, 06/15/17                                                    Aaa/AAA          1,136,007

                          Josephine County, Oregon School District
                                #7 (Grants Pass)
                             (Financial Guaranty Insurance
                          Corporation Insured)
              2,700,000   5.700%, 06/01/13 pre-refunded                                       Aaa/AAA          2,850,714

                          Josephine County, Oregon School District
                                #7 (Grants Pass)
                          (Financial Security Assurance Insured)
              1,000,000   5.250%, 06/15/13                                                    Aaa/AAA          1,130,760

                          Josephine County, Oregon Three Rivers
                          School District (Financial Security
                          Assurance Insured)
              1,780,000   5.250%, 06/15/18 pre-refunded                                       Aaa/NR           1,983,116
              1,130,000   5.000%, 06/15/19 pre-refunded                                       Aaa/NR           1,243,734

                          Lane and Douglas Counties, Oregon School
                          District #45J (South Lane)
                          (State School Bond Guaranty Program)
              1,525,000   6.000%, 06/15/18 pre-refunded                                       NR/AA-           1,729,137

                          Lane and Douglas Counties, Oregon School
                          District #97J (Siuslaw) (Financial Guaranty
                          Insurance Corporation Insured)
              1,340,000   5.375%, 06/15/17                                                    Aaa/NR           1,556,450

                          Lane and Douglas Counties, Oregon School
                          District #97J (Siuslaw)
                          (State School Bond Guaranty Program)
              1,000,000   5.400%, 06/15/19 pre-refunded                                       Aa3/NR           1,092,470

                          Lane County, Oregon  (Financial Security
                          Assurance Insured)
              2,870,000   5.000%, 06/01/15                                                    Aaa/NR           3,164,893

                          Lane County, Oregon School District #40
                                   (Creswell)
                          (State School Bond Guaranty Program)
              1,430,000   5.375%, 06/15/20 pre-refunded                                       NR/AA-           1,584,183

                          Lane County, Oregon School District #52J
                          (Financial Guaranty
                          Insurance Corporation Insured)
                750,000   6.400%, 12/01/09 pre-refunded                                       Aaa/AAA            788,775

                          Lincoln County, Oregon School District
                          (Financial Guaranty Insurance Corporation
                          Insured)
              1,245,000   5.250%, 06/15/12                                                    Aaa/AAA          1,342,135

                          Linn-Benton, Oregon Community College
                          District
                          (Financial Guaranty Insurance Corporation
                          Insured)
              1,160,000   zero coupon, 06/15/11                                               Aaa/AAA            937,303

                          Linn County, Oregon School District
                                 #7 (Harrisburg)
                          (State School Bond Guaranty Program)
              1,660,000   5.500%, 06/15/19 pre-refunded                                       NR/AA-           1,848,443

                          Linn County, Oregon School District #9
                          (Lebanon)
                          (Financial Guaranty Insurance Corporation
                          Insured)
              3,000,000   5.600%, 06/15/30 pre-refunded                                       Aaa/AAA          3,474,000

                          Linn County, Oregon School District #9
                          (Lebanon)
                          (MBIA Corporation Insured)
              2,500,000   5.000%, 06/15/30                                                    Aaa/AAA          2,622,900

                          Madras Aquatic Center District, Oregon
              1,695,000   5.000%, 06/01/22                                                    NR/NR*           1,782,818

                                  Metro, Oregon
              3,240,000   5.000%, 01/01/13                                                    Aa1/AAA          3,458,149
              3,000,000   5.250%, 09/01/14                                                    Aa1/AAA          3,331,740

                          Morrow County, Oregon School District
                          #1 (Financial Security Assurance Insured)
              1,710,000   5.250%, 06/15/19                                                    Aaa/AAA          1,972,382

                          Multnomah County, Oregon School District
                          #007 (Reynolds) (MBIA Corporation Insured)
              2,625,000   5.000%, 06/01/25                                                    Aaa/NR           2,763,416

                          Multnomah County, Oregon School District
                                  #7 (Reynolds)
                          (State School Bond Guaranty Program)
                500,000   5.625%, 06/15/17 pre-refunded                                       Aa3/AA-            567,150
              2,375,000   5.125%, 06/15/19 pre-refunded                                       Aa3/AA-          2,630,028

                          Multnomah County, Oregon School District
                               #40 (David Douglas)
                             (Financial Security Assurance Insured)
              2,055,000   5.000%, 12/01/15                                                    Aaa/AAA          2,200,247

                          Multnomah and Clackamas Counties, Oregon
                          School District #10 (Gresham-Barlow)
                          (Financial Security Assurance Insured)
              1,140,000   5.000%, 06/15/16                                                    Aaa/AAA          1,251,845
              1,205,000   5.000%, 06/15/17                                                    Aaa/AAA          1,313,655
              1,500,000   5.500%, 06/15/18 pre-refunded                                       Aaa/AAA          1,691,355
              4,775,000   5.250%, 06/15/19                                                    Aaa/AAA          5,479,742
              2,650,000   5.000%, 06/15/21 pre-refunded                                       Aaa/AAA          2,916,723

                          Multnomah and Clackamas Counties, Oregon
                          School District #28JT (Centennial) (Financial
                          Security Assurance Insured)
              2,680,000   5.250%, 12/15/2018                                                  Aaa/NR           3,098,268

                          Northern Oregon Correctional  (AMBAC Indemnity
                             Corporation Insured)
              1,195,000   5.400%, 09/15/16 pre-refunded                                       Aaa/AAA          1,263,163

                          Oak Lodge, Oregon Water District (AMBAC Indemnity
                             Corporation Insured)
                215,000   7.300%, 12/01/05                                                    Aaa/AAA             19,057
                215,000   7.300%, 12/01/06                                                    Aaa/AAA             19,038
                215,000   7.400%, 12/01/07                                                    Aaa/AAA             19,141

                          Oregon  Coast Community College District
                          (MBIA Corporation Insured)
              1,590,000   5.250%, 06/15/17                                                    Aaa/NR           1,782,565
              1,475,000   5.250%, 06/15/20                                                    Aaa/NR           1,636,999

                                 State of Oregon
              1,975,000   5.250%, 10/15/13                                                    Aa3/AA-          2,203,251
              2,115,000   5.250%, 10/15/14                                                    Aa3/AA-          2,363,745

                          State of Oregon Board of Higher Education
                820,000   zero coupon, 08/01/16                                               Aa3/AA-            525,513
                500,000   zero coupon, 08/01/18                                               Aa3/AA-            290,060
                540,000   zero coupon, 08/01/19                                               Aa3/AA-            297,599
              2,560,000   5.500%, 08/01/21 pre-refunded                                       Aa3/AA-          2,833,357
                870,000   5.000%, 08/01/22 pre-refunded                                       Aa3/AA-            933,623
              2,130,000   5.000%, 08/01/22                                                    Aa3/AA-          2,229,258
              1,655,000   5.600%, 08/01/23 pre-refunded                                       Aa3/AA-          1,766,597
              1,500,000   5.600%, 08/01/23 pre-refunded                                       Aa3/AA-          1,601,145
              6,300,000   6.000%, 08/01/26 pre-refunded                                       Aa3/AA-          6,645,492

                          State of Oregon Elderly and Disabled Housing
                 40,000   6.250%, 08/01/13                                                    Aa3/AA-             40,106

                          State of Oregon Veterans' Welfare
                700,000   9.200%, 10/01/08                                                    Aa3/NR             834,988
                765,000   5.200%, 10/01/18                                                    Aa3/AA-            787,353

                                Portland, Oregon
              1,000,000   4.600%, 06/01/14                                                    Aaa/NR           1,055,130
              2,000,000   5.600%, 06/01/15 pre-refunded                                       Aa2/NR           2,053,500
              2,975,000   zero coupon, 06/01/15                                               Aa2/NR           2,005,924
              1,120,000   5.125%, 06/01/18                                                    Aaa/NR           1,205,725
             10,480,000   4.350%, 06/01/23                                                    Aa2/NR          10,683,312

                          Portland, Oregon Community College District
              3,015,000   5.125%, 06/01/13 pre-refunded                                       Aa2/AA           3,336,791
              3,115,000   5.125%, 06/01/16 pre-refunded                                       Aa2/AA           3,447,464
              2,350,000   5.000%, 06/01/21 pre-refunded                                       Aa2/AA           2,585,094

                          Portland, Oregon Community College District
                          (Financial Guaranty Insurance Corporation
                          Insured)
              1,395,000   5.000%, 06/01/17 pre-refunded                                       Aaa/AAA          1,534,556

                          Rogue Community College District Oregon
                          (MBIA Corporation Insured)
              1,540,000   5.000%, 06/15/20                                                    Aaa/NR           1,693,122
              1,570,000   5.000%, 06/15/24                                                    Aaa/NR           1,693,700
              1,195,000   5.000%, 06/15/25                                                    Aaa/NR           1,286,107

                          Salem-Keizer Oregon School District
                          #24J (Financial Security Assurance Insured)
              1,000,000   4.875%, 06/01/14                                                    Aaa/AAA          1,054,010

                          Southwestern Oregon Community College District
                          (MBIA Corporation Insured)
              1,120,000   6.000%, 06/01/25 pre-refunded                                       Aaa/AAA          1,271,547

                          Tillamook County, Oregon School District #9
                          (Financial Security Assurance Insured)
              3,000,000   5.250%, 06/15/22                                                    Aaa/AAA          3,288,090

                          Tillamook and Yamhill Counties, Oregon School
                          District #101 (Nestucca Valley) (Financial
                          Security Assurance Insured)
              1,760,000   5.000%, 06/15/25                                                    NR/AAA           1,901,662

                          Umatilla County, Oregon  (Financial Guaranty
                          Insurance Corporation Insured)
              2,000,000   5.600%, 10/01/15 pre-refunded                                       Aaa/AAA          2,071,940

                          Umatilla County, Oregon School District
                          #16R (Pendleton) (Financial Guaranty Insurance
                          Corporation Insured)
              1,550,000   5.500%, 07/01/12                                                    Aaa/NR           1,763,280

                          Wasco County, Oregon School District #12
                         (The Dalles) (Financial Security Assurance
                          Insured)
              1,135,000   6.000%, 06/15/15 pre-refunded                                       Aaa/AAA          1,289,723
              1,400,000   5.500%, 06/15/17                                                    Aaa/AAA          1,642,914
              1,790,000   5.500%, 06/15/20                                                    Aaa/AAA          2,116,424

                            Washington County, Oregon
              1,000,000   5.000%, 06/01/17                                                    Aa2/NR           1,072,170

                          Washington County, Oregon School District
                          #15 (Forest Grove) (Financial Security
                          Assurance Insured)
              2,285,000   5.375%, 06/15/14 pre-refunded                                       Aaa/NR           2,561,119
              1,760,000   5.375%, 06/15/16 pre-refunded                                       Aaa/NR           1,972,678
              2,000,000   5.000%, 06/15/21 pre-refunded                                       Aaa/NR           2,201,300

                          Washington County, Oregon School District
                                #48J (Beaverton)
              2,000,000   5.125%, 01/01/15                                                    Aa2/AA-          2,159,900
              1,620,000   5.125%, 01/01/16                                                    Aa2/AA-          1,747,850

                          Washington County, Oregon School District
                          #48J (Beaverton) (Financial Guaranty Insurance
                          Corporation Insured)
              2,800,000   5.375%, 06/01/19 pre-refunded                                       Aaa/AAA          3,053,904

                          Washington County, Oregon School District
                          #48J (Beaverton) (Financial Security
                          Assurance Insured)
              1,000,000   5.000%, 06/01/16                                                    Aaa/AAA          1,113,340

                          Washington and Clackamas Counties,
                          Oregon School District #23 (Tigard) (MBIA
                          Corporation Insured)
              4,700,000   5.375%, 06/15/14                                                    Aaa/NR           5,294,315
              2,525,000   5.375%, 06/15/20                                                    Aaa/NR           2,807,901

                          Washington and Clackamas Counties, Oregon
                          School District #23J (Tigard)
              1,000,000   5.650%, 06/01/15 pre-refunded                                       Aa3/NR           1,027,190

                          Washington, Clackamas, and Yamhill County,
                          Oregon School District #88JT (Sherwood)
                          (Financial Security Assurance Insured)
              2,055,000   5.125%, 06/15/12 pre-refunded                                       Aaa/NR           2,224,106

                          Washington, Multnomah and Yamhill County,
                          Oregon School District #1J (Hillsboro)
              1,295,000   5.250%, 06/01/13 pre-refunded                                       Aa3/NR           1,406,500

                          Washington and Yamhill, Oregon County School
                          District #58J (Farmington View) (AMBAC
                          Indemnity Corporation Insured)
                 80,000   6.600%, 11/01/05                                                    Aaa/AAA             81,026
                 90,000   6.600%, 11/01/06                                                    Aaa/AAA             91,140

                          Yamhill County, Oregon  School District
                          #29J (Newberg) (Financial Security
                          Assurance Insured)
              2,000,000   5.350%, 06/01/06                                                    Aaa/AAA          2,020,760

                          Yamhill County, Oregon School District
                          #29J (Newberg) (MBIA Corporation Insured)
              2,850,000   5.250%, 06/15/17 pre-refunded                                       Aaa/NR           3,207,276
              3,765,000   5.250%, 06/15/20 pre-refunded                                       Aaa/NR           4,236,980

                          Total General Obligation Bonds                                                     273,445,247

                          State of Revenue Bonds (37.0%)

                          Airport Revenue Bonds (0.7%)

                          Port of Portland, Oregon Airport (AMBAC
                          Indemnity Corporation Insured)
              3,000,000   5.500%, 07/01/24                                                    Aaa/AAA          3,266,250

                          Certificates of Participation Revenue Bonds
                          (3.3%)

               Oregon State Department of Administration Services
                      (AMBAC Indemnity Corporation Insured)
                500,000   5.375%, 05/01/14                                                    Aaa/AAA            558,070
                950,000   5.000%, 11/01/19                                                    Aaa/AAA          1,000,217
              1,120,000   5.000%, 05/01/21                                                    Aaa/AAA          1,196,093
              1,500,000   5.800%, 05/01/24 pre-refunded                                       Aaa/AAA          1,597,065
              4,095,000   6.000%, 05/01/26 pre-refunded                                       Aaa/AAA          4,675,753

                          Oregon State Department of Administrative
                          Services (Financial Security Assurance Insured)
              1,300,000   5.500%, 11/01/12                                                    Aaa/AAA          1,486,383
              1,135,000   5.000%, 05/01/15                                                    Aaa/AAA          1,246,457
              1,770,000   5.000%, 05/01/19                                                    Aaa/AAA          1,923,671
              1,000,000   5.000%, 05/01/22                                                    Aaa/AAA          1,078,270


                          Total Certificates of Participation Revenue Bonds                                   14,761,979

                          Hospital Revenue Bonds (7.2%)

                          Clackamas County, Oregon Hospital
                          Facilities Authority  (Legacy Health System)
              2,000,000   5.250%, 02/15/17                                                    Aa3/AA           2,137,440
              2,980,000   5.250%, 02/15/18                                                    Aa3/AA           3,161,333
              4,000,000   5.250%, 05/01/21                                                    Aa3/AA           4,260,960

                          Clackamas County, Oregon Hospital
                          Facilities Authority  (Legacy Health
                             System) (MBIA Corporation Insured)
              2,650,000   4.750%, 02/15/11                                                    Aaa/AAA          2,818,540

                          Clackamas County, Oregon Hospital Facilities
                          Authority  (Mary's Woods)
              3,480,000   6.625%, 05/15/29                                                    NR/NR*           3,683,058

                          Deschutes County, Oregon Hospital Facilities
                          Authority
                                (Cascade Health)
              2,000,000   5.600%, 01/01/27                                                     A1/NR           2,136,460
              3,000,000   5.600%, 01/01/32                                                     A1/NR           3,202,950

                          Medford, Oregon Hospital Authority
                          (Asante Health Systems)
                           (MBIA Corporation Insured)
              1,050,000   5.000%, 08/15/18                                                    Aaa/AAA          1,106,028

                          Multnomah County Oregon Hospital Facility
                          Authority (Providence Health System)
              2,390,000   5.250%, 10/01/22                                                    Aa3/AA           2,595,564

                          State of Oregon Health Housing Educational
                          and Cultural Facilities Authority
                          (Peacehealth) (AMBAC Indemnity Corporation
                                    Insured)
              2,300,000   5.250%, 11/15/17                                                    Aaa/AAA          2,521,191
              1,850,000   5.000%, 11/15/26                                                    Aaa/AAA          1,960,778
              1,430,000   5.000%, 11/15/32                                                    Aaa/AAA          1,498,926

                          Western Lane County, Oregon Hospital
                          Facilities Authority (Sisters
                          of St. Joseph Hospital) (MBIA Corporation
                          Insured)
              1,000,000   5.625%, 08/01/07                                                    Aaa/AAA          1,012,210

                          Total Hospital Revenue Bonds                                                        32,095,438

                          Housing, Educational, and Cultural
                              Revenue Bonds (4.8%)

                          Clackamas Community College District,
                          Oregon (MBIA
                             Corporation Insured)
              1,865,000   5.700%, 06/01/16 pre-refunded                                       Aaa/AAA          1,916,549

                          Multnomah County, Oregon Educational
                          Facility
                            (University of Portland)
              1,000,000   6.000%, 04/01/20                                                    NR/BBB+          1,085,890

                          Oregon Health Sciences University, Oregon
                              (MBIA Corporation Insured)
              4,500,000   5.250%, 07/01/15                                                    Aaa/AAA          4,692,240
             11,550,000   zero coupon, 07/01/21                                               Aaa/AAA          5,679,366
              3,140,000   5.250%, 07/01/22                                                    Aaa/AAA          3,440,655

                          State of Oregon Housing and Community
                          Services
                 15,000   5.900%, 07/01/12                                                    Aa2/NR              15,492
                205,000   6.700%, 07/01/13                                                    Aa2/NR             205,869
                500,000   6.000%, 07/01/20                                                    Aa2/NR             518,445
              1,335,000   5.400%, 07/01/27                                                    Aa2/NR           1,376,745

                          State of Oregon Housing and Community
                          Services (MBIA
                             Corporation Insured)
              1,500,000   5.450%, 07/01/24                                                    Aaa/AAA          1,505,745

                          State of Oregon Housing, Educational and
                               Cultural Facilities
                          Authority (George Fox University) LOC:
                                 Bank of America
              1,000,000   5.700%, 03/01/17 pre-refunded                                        NR/AA           1,067,780

                          Total Housing, Educational, and Cultural
                          Revenue Bonds                                                                       21,504,776


                          Transportation Revenue Bonds (5.4%)

                          Oregon St. Department Transportation Highway
                          Usertax
              1,000,000   5.500%, 11/15/14 pre-refunded                                       Aa2/AA+          1,141,940
              2,000,000   5.500%, 11/15/16 pre-refunded                                       Aa2/AA+          2,283,880
              3,025,000   5.500%, 11/15/18 pre-refunded                                       Aa2/AA+          3,454,369
              2,555,000   5.375%, 11/15/18 pre-refunded                                       Aa2/AA+          2,845,171
              1,085,000   5.000%, 11/15/20                                                    Aa2/AA+          1,183,106
              1,140,000   5.000%, 11/15/21                                                    Aa2/AA+          1,242,144
              4,545,000   5.125%, 11/15/26                                                    Aa2/AA+          4,879,921
              1,000,000   5.000%, 11/15/29                                                    Aa2/AA+          1,070,920

                          Tri-County Metropolitan Transportation District,
                          Oregon
              1,440,000   5.750%, 08/01/16 pre-refunded                                       Aa3/AA+          1,618,430
              1,775,000   5.000%, 09/01/16                                                    Aa3/AA+          1,928,715

                          Tri-County Metropolitan Transportation District,
                          Oregon
                          (LOC: Morgan Guaranty Trust)
              2,500,000   5.400%, 06/01/19                                                    NR/AA-           2,639,200

                          Total Transportation Revenue Bonds                                                  24,287,796

                          Urban Renewal Revenue Bonds (2.9%)

                          Portland, Oregon Airport Way Renewal and
                          Redevelopment (AMBAC
                             Indemnity Corporation Insured)
              1,640,000   6.000%, 06/15/14                                                    Aaa/NR            1,854,299
              1,765,000   5.750%, 06/15/20                                                    Aaa/NR            1,972,246

                          Portland, Oregon River District Urban
                          Renewal and Redevelopment
                           (AMBAC Indemnity Corporation Insured)
              1,420,000   5.000%, 06/15/16                                                    Aaa/NR            1,559,316
              1,915,000   5.000%, 06/15/20                                                    Aaa/NR            2,065,768

                          Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                             Indemnity Corporation Insured) (Convention Center)
              1,150,000   5.750%, 06/15/18                                                    Aaa/NR           1,290,059
              2,000,000   5.450%, 06/15/19                                                    Aaa/NR           2,196,200

                          Portland Oregon Urban Renewal Tax Allocation
                          (Interstate Corridor) (Financial Guaranty Insurance
                          Corporation Insured)
              1,990,000   5.250%, 06/15/21                                                    Aaa/NR           2,223,507

                          Total Urban Renewal Revenue Bonds                                                   13,161,395

                          Utility Revenue Bonds (1.0%)

                          Emerald Peoples Utility District, Oregon
                              (Financial Security Assurance Insured)
              1,455,000   5.250%, 11/01/22                                                    Aaa/NR           1,602,013

                          Eugene, Oregon Electric Utility
                              (Financial Security Assurance Insured)
              1,060,000   5.250%, 08/01/14                                                    Aaa/AAA          1,171,597
              1,600,000   5.000%, 08/01/18                                                    Aaa/AAA          1,688,320


                          Total Utility Revenue Bonds                                                          4,461,930

                          Water and Sewer Revenue Bonds (10.2%)

                          Bend, Oregon Sewer Revenue
                          (AMBAC Indemnity Corporation Insured)
              1,130,000   5.150%, 10/01/14                                                    Aaa/NR           1,228,016

                          Klamath Falls, Oregon Wastewater (AMBAC
                          Indemnity Corporation Insured)
              1,545,000   5.650%, 06/01/20 pre-refunded                                       Aaa/AAA          1,729,581

                          Klamath Falls, Oregon Water (Financial
                          Security Assurance Insured)
              1,575,000   5.500%, 07/01/16                                                    Aaa/AAA          1,841,427

                          Lebanon, Oregon Wastewater
                              (Financial Security Assurance Insured)
              1,000,000   5.700%, 03/01/20                                                    Aaa/AAA          1,102,230

                          Portland, Oregon Sewer System (Financial Guaranty
                              Insurance Corporation Insured)
              2,900,000   5.750%, 08/01/19 pre-refunded                                       Aaa/AAA          3,266,589

                          Portland, Oregon Sewer System (Financial Security
                          Assurance Insured)
              2,760,000   5.250%, 06/01/17                                                    Aaa/AAA          3,084,797
              3,470,000   5.000%, 06/01/21                                                    Aaa/AAA          3,742,013

                          Portland, Oregon Sewer System  (MBIA Corporation
                          Insured)
              2,500,000   5.250%, 06/01/16 pre-refunded                                       Aaa/AAA          2,559,125

                          Portland, Oregon Water System
              7,420,000   5.500%, 08/01/19                                                    Aa1/NR           8,139,814
              1,235,000   5.500%, 08/01/20                                                    Aa1/NR           1,352,992

                          Salem, Oregon Water and Sewer (Financial
                              Security Assurance Insured)
              1,000,000   5.375%, 06/01/15                                                    Aaa/AAA          1,151,220
              1,970,000   5.375%, 06/01/16 pre-refunded                                       Aaa/AAA          2,180,829
              3,025,000   5.500%, 06/01/20 pre-refunded                                       Aaa/AAA          3,365,857

                          Sunrise Water Authority, Oregon (Financial
                          Security Assurance Insured)
              1,630,000   5.000%, 03/01/19                                                    Aaa/AAA          1,781,818
              1,350,000   5.250%, 03/01/24                                                    Aaa/AAA          1,486,850

                          Washington County, Oregon Clean Water Services
                              (Financial Guaranty Insurance Corporation Insured)
                995,000   5.000%, 10/01/13                                                    Aaa/AAA          1,088,411
              3,525,000   5.125%, 10/01/17                                                    Aaa/AAA          3,816,553

                          Washington County, Oregon Clean Water Services
                          (MBIA Corporation Insured)
              2,235,000   5.250%, 10/01/15                                                    Aaa/AAA          2,558,583

                          Washington County, Unified Sewer Agency  (AMBAC
                               Indemnity Corporation Insured)
                315,000   5.900%, 10/01/06                                                    Aaa/AAA            316,572

                          Total Water and Sewer Revenue Bonds                                                 45,793,277

                          Other Revenue Bonds (1.5%)

                          Baker County, Oregon Pollution Control  (Ash Grove
                          Cement
                          West Project)  (Small Business Administration
                          Insured)
                380,000   6.300%, 07/01/05                                                    Aaa/NR             380,000

                          Multnomah County, Oregon School District
                          #1J, Special Obligations
                680,000   5.000%, 03/01/07                                                     A2/A-             682,414

                          Oregon State Department of Administration Services
                                (Lottery Revenue)
                             (Financial Security Assurance Insured)
              2,000,000   5.750%, 04/01/14 pre-refunded                                       Aaa/AAA          2,218,320
              3,040,000   5.000%, 04/01/19                                                    Aaa/AAA          3,301,805

                          Total Other Revenue Bonds                                                            6,582,539

                          Total Revenue Bonds                                                                165,915,380

                              U.S. Territory (1.4%)

                          Puerto Rico Municipal Finance Agency (Financial
                             Security Assurance Insured)
                500,000   5.250%, 08/01/16                                                    Aaa/AAA            558,345
              5,000,000   5.250%, 08/01/20                                                    Aaa/AAA          5,553,600

                          Total U.S. Territory Bonds                                                           6,111,945

                          Total Municipal Bonds  (cost  $417,396,374**)                        99.4%         445,472,572

                          Other assets less liabilities                                         0.6            2,748,899

                          Net Assets                                                          100.0%   $     448,221,471



                          (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                                (**) See note b.

                          Portfolio Distribution By Quality Rating (unaudited)

                          Highest rating (1)                       67.0   %
                          Second highest rating (2)                29.6
                          Third highest rating (3)                  1.7
                          Fourth highest rating (4)                 0.2
                          Not rated*:                               1.5
                                                                 ------
                                                                   100.0   %
                                                                  =====
                          (1) Aaa of Moody's or AAA of S&P.
                          (2) Aa of Moody's or AA of S&P.
                          (3) A of Moody's or S&P.
                          (4) Baa of Moody's or BBB of S&P.

                           PORTFOLIO ABBREVIATIONS:
                           AMBAC - American Municipal Bond Assurance Corp. LOC - Letter of Credit
                           MBIA - Municipal Bond Investors Assurance
                           NR - Not Rated


See accompanying notes to financial statements.



                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $416,996,657 amounted to $28,475,915, which consisted of aggregate gross unrealized appreciation of $28,495,219 and aggregate gross unrealized depreciation of $19,304.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 25, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 25, 2005